Nature of the business, Concessional assets owned (Details)	6 Months Ended
Jun. 30, 2024
Calgary [Member]
Nature of the business [Abstract]
Type	Efficient natural gas &heat
Ownership	100.00%
Location	Canada
Currency	CAD	[1]
Capacity (gross)	55 MWt
Counterparty credit ratings	~60% AA- or higher	[2],[3]
COD	2010	[4]
Contract years left	12 years	[5]
ACT [Member]
Nature of the business [Abstract]
Type	Efficient natural gas & heat
Ownership	100.00%
Location	Mexico
Currency	USD	[1]
Capacity (gross)	300 MW
Counterparty credit ratings	BBB/B3/B+	[2]
COD	2013	[4]
Contract years left	9 years	[5]
ATN [Member]
Nature of the business [Abstract]
Type	Transmission line	[6]
Ownership	100.00%	[6]
Location	Peru	[6]
Currency	USD	[1],[6]
Capacity (gross)	379 miles	[6]
Counterparty credit ratings	BBB-/Baa1/BBB	[2],[6]
COD	2011	[4],[6]
Contract years left	17 years	[5],[6]
ATS [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%
Location	Peru
Currency	USD	[1]
Capacity (gross)	569 miles
Counterparty credit ratings	BBB-/Baa1/BBB	[2]
COD	2014	[4]
Contract years left	20 years	[5]
ATN 2 [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%
Location	Peru
Currency	USD	[1]
Capacity (gross)	81 miles
Counterparty credit ratings	Not rated	[2]
COD	2015	[4]
Contract years left	9 years	[5]
Quadra 1 & 2 [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%
Location	Chile
Currency	USD	[1]
Capacity (gross)	49 miles/32 miles
Counterparty credit ratings	Not rated	[2]
COD	2014	[4]
Quadra 1 [Member]
Nature of the business [Abstract]
Contract years left	10 years	[5]
Quadra 2 [Member]
Nature of the business [Abstract]
Contract years left	11 years	[5]
Palmucho [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%
Location	Chile
Currency	USD	[1]
Capacity (gross)	6 miles
Counterparty credit ratings	BBB/ -- /BBB+	[2]
COD	2007	[4]
Contract years left	13 years	[5]
Chile TL3 [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%
Location	Chile
Currency	USD	[1]
Capacity (gross)	50 miles
Counterparty credit ratings	A/A2/A-	[2]
COD	1993	[4]
Chile TL4 [Member]
Nature of the business [Abstract]
Type	Transmission line
Ownership	100.00%	[7]
Location	Chile
Currency	USD	[1]
Capacity (gross)	63 miles
Counterparty credit ratings	Not rated	[2]
COD	2016	[4]
Contract years left	48 years	[5]
Skikda [Member]
Nature of the business [Abstract]
Type	Water
Ownership	34.20%	[8]
Location	Algeria
Currency	USD	[1]
Capacity (gross)	3.5 M ft3/day
Counterparty credit ratings	Not rated	[2]
COD	2009	[4]
Contract years left	10 years	[5]
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	49.00%
Skikda [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	16.80%
Honaine [Member]
Nature of the business [Abstract]
Type	Water
Ownership	25.50%	[9]
Location	Algeria
Currency	USD	[1]
Capacity (gross)	7 M ft3/day
Counterparty credit ratings	Not rated	[2]
COD	2012	[4]
Contract years left	13 years	[5]
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	49.00%
Honaine [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	25.50%
Tenes [Member]
Nature of the business [Abstract]
Type	Water
Ownership	51.00%	[10]
Location	Algeria
Currency	USD	[1]
Capacity (gross)	7 M ft3/day
Counterparty credit ratings	Not rated	[2]
COD	2015	[4]
Contract years left	16 years	[5]
Tenes [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	49.00%
PS10 & PS20 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Spain
Currency	Euro	[1]
Capacity (gross)	31 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2007&2009	[4]
PS10 [Member]
Nature of the business [Abstract]
Contract years left	8 years	[5]
PS20 [Member]
Nature of the business [Abstract]
Contract years left	10 years	[5]
Solana [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Arizona (USA)
Currency	USD	[1]
Capacity (gross)	280 MW
Counterparty credit ratings	BBB+/Baa1/BBB+	[2]
COD	2013	[4]
Contract years left	19 years	[5]
Mojave [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	California (USA)
Currency	USD	[1]
Capacity (gross)	280 MW
Counterparty credit ratings	BB/ Ba1/BB+	[2]
COD	2014	[4]
Contract years left	15 years	[5]
Coso [Member]
Nature of the business [Abstract]
Type	Renewable (Geothermal)
Ownership	100.00%
Location	California (USA)
Currency	USD	[1]
Capacity (gross)	135 MW
Counterparty credit ratings	Investment Grade	[11]
COD	1987-1989	[4]
Contract years left	18 years	[5]
Elkhorn Valley [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)	[12]
Ownership	49.00%	[12]
Location	Oregon (USA)	[12]
Currency	USD	[1],[12]
Capacity (gross)	101 MW	[12]
Counterparty credit ratings	BBB/Baa1/--	[2],[12]
COD	2007	[4],[12]
Contract years left	4 years	[5],[12]
Prairie Star [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)	[12]
Ownership	49.00%	[12]
Location	Minnesota (USA)	[12]
Currency	USD	[1],[12]
Capacity (gross)	101 MW	[12]
Counterparty credit ratings	--/A3/A-	[2],[12]
COD	2007	[4],[12]
Contract years left	4 years	[5],[12]
Twin Groves II [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)	[12]
Ownership	49.00%	[12]
Location	Illinois (USA)	[12]
Currency	USD	[1],[12]
Capacity (gross)	198 MW	[12]
Counterparty credit ratings	BBB+/Baa1/--	[2],[12]
COD	2008	[4],[12]
Contract years left	2 years	[5],[12]
Lone Star II [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)	[12]
Ownership	49.00%	[12]
Location	Texas (USA)	[12]
Currency	USD	[1],[12]
Capacity (gross)	196 MW	[12]
Counterparty credit ratings	N/A	[2],[12]
COD	2008	[4],[12]
Chile PV I [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	35.00%	[13]
Location	Chile
Currency	USD	[1]
Capacity (gross)	55 MW
Counterparty credit ratings	N/A	[2]
COD	2016	[4]
Percentage of non-controlling interests	65.00%
Chile PV 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	35.00%	[13]
Location	Chile
Currency	USD	[1]
Capacity (gross)	40 MW
Counterparty credit ratings	Not rated	[2]
COD	2017	[4]
Contract years left	7 years	[5]
Percentage of non-controlling interests	65.00%
Chile PV 3 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)	[13]
Ownership	35.00%	[13]
Location	Chile	[13]
Currency	USD	[1],[13]
Capacity (gross)	73 MW	[13]
Counterparty credit ratings	Not rated	[2],[13]
COD	2014	[4],[13]
Contract years left	10 years
Percentage of non-controlling interests	65.00%
La Sierpe [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Colombia
Currency	COP	[1]
Capacity (gross)	20 MW
Counterparty credit ratings	Not rated	[2]
COD	2021	[4]
Contract years left	12 years	[5]
La Tolua [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Colombia
Currency	COP	[1]
Capacity (gross)	20 MW
Counterparty credit ratings	Not rated	[2]
COD	2023	[4]
Contract years left	9 years	[5]
Tierra Linda [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Colombia
Currency	COP	[1]
Capacity (gross)	10 MW
Counterparty credit ratings	Not rated	[2]
COD	2023	[4]
Contract years left	9 years	[5]
Honda 1 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	50.00%
Location	Colombia
Currency	COP
Capacity (gross)	10 MW
Counterparty credit ratings	BBB-/-/BBB
COD	2023
Contract years left	7 years
Albisu [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Uruguay
Currency	UYU	[1]
Capacity (gross)	10 MW
Counterparty credit ratings	Not rated	[2]
COD	2023	[4]
Contract years left	14 years	[5]
Palmatir [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)
Ownership	100.00%	[10]
Location	Uruguay
Currency	USD	[1]
Capacity (gross)	50 MW
Counterparty credit ratings	BBB+/Baa1/BBB	[2],[14]
COD	2014	[4]
Contract years left	10 years	[5]
Cadonal [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)
Ownership	100.00%	[10]
Location	Uruguay
Currency	USD	[1]
Capacity (gross)	50 MW
Counterparty credit ratings	BBB+/Baa1/BBB	[2],[14]
COD	2014	[4]
Contract years left	10 years	[5]
Melowind [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)
Ownership	100.00%	[10]
Location	Uruguay
Currency	USD	[1]
Capacity (gross)	50 MW
Counterparty credit ratings	BBB+/Baa1/BBB	[2],[14]
COD	2015	[4]
Contract years left	12 years	[5]
Mini-Hydro [Member]
Nature of the business [Abstract]
Type	Renewable (Hydraulic)
Ownership	100.00%	[10]
Location	Peru
Currency	USD	[1]
Capacity (gross)	4 MW
Counterparty credit ratings	BBB-/Baa1/BBB	[2]
COD	2012	[4]
Contract years left	9 years	[5]
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	70.00%	[15]
Location	Spain
Currency	Euro	[1]
Capacity (gross)	2x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2012	[4]
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	87.00%	[16]
Location	Spain
Currency	Euro	[1]
Capacity (gross)	2x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2012	[4]
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	13.00%
Solacor 1 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Solacor 2 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Spain
Currency	Euro	[1]
Capacity (gross)	2x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2011	[4]
Helioenergy 1 [Member]
Nature of the business [Abstract]
Contract years left	12 years	[5]
Helioenergy 2 [Member]
Nature of the business [Abstract]
Contract years left	12 years	[5]
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Spain
Currency	Euro	[1]
Capacity (gross)	2x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2012	[4]
Helios 1 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Helios 2 [Member]
Nature of the business [Abstract]
Contract years left	13 years	[5]
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Spain
Currency	Euro	[1]
Capacity (gross)	3x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2010	[4]
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	11 years	[5]
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	11 years	[5]
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	11 years	[5]
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Spain
Currency	Euro	[1]
Capacity (gross)	2x50 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2013	[4]
Solaben 1 [Member]
Nature of the business [Abstract]
Contract years left	14 years	[5]
Solaben 6 [Member]
Nature of the business [Abstract]
Contract years left	14 years	[5]
Seville PV [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	80.00%	[7]
Location	Spain
Currency	Euro	[1]
Capacity (gross)	1 MW
Counterparty credit ratings	A/Baa1/A-	[2]
COD	2006	[4]
Contract years left	12 years	[5]
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	20.00%
Italy PV 1 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Italy
Currency	Euro	[1]
Capacity (gross)	1.6 MW
Counterparty credit ratings	BBB/Baa3/BBB	[2]
COD	2010	[4]
Contract years left	7 years	[5]
Italy PV 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Italy
Currency	Euro	[1]
Capacity (gross)	2.1 MW
Counterparty credit ratings	BBB/Baa3/BBB	[2]
COD	2011	[4]
Contract years left	7 years	[5]
Italy PV 3 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Italy
Currency	Euro	[1]
Capacity (gross)	2.5 MW
Counterparty credit ratings	BBB/Baa3/BBB	[2]
COD	2012	[4]
Contract years left	7 years	[5]
Italy PV 4 [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	100.00%
Location	Italy
Currency	Euro	[1]
Capacity (gross)	3.6 MW
Counterparty credit ratings	BBB/Baa3/BBB	[2]
COD	2011	[4]
Contract years left	7 years	[5]
UK Wind 1 [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)
Ownership	100.00%
Location	United Kingdom
Currency	GBP
Capacity (gross)	25 MW
Counterparty credit ratings	AA/Aa3/AA-
COD	2012
Contract years left	9 years
UK Wind 2 [Member]
Nature of the business [Abstract]
Type	Renewable (Wind)
Ownership	100.00%
Location	United Kingdom
Currency	GBP
Capacity (gross)	8 MW
Counterparty credit ratings	AA/Aa3/AA-
COD	2003
Contract years left	4 years
Kaxu [Member]
Nature of the business [Abstract]
Type	Renewable (Solar)
Ownership	51.00%	[17]
Location	South Africa
Currency	Rand	[1]
Capacity (gross)	100 MW
Counterparty credit ratings	BB-/Ba2/BB-	[2],[18]
COD	2015	[4]
Contract years left	11 years	[5]
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests	20.00%

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.
[3]	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~60% AA- rating or higher, the rest is unrated).
[4]	Commercial Operation Date.
[5]	As of June 30, 2024.
[6]	Including ATN Expansion 1 & 2.
[7]	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
[8]	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
[9]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[10]	Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.
[11]	Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.
[12]	Part of Vento II Portfolio.
[13]	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
[14]	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
[15]	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
[16]	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
[17]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
[18]	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.